Prepaid gold interests and investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Schedule of prepaid gold interests

As at December 31	2024	2023
Auramet	$46,082	$40,248
Steppe Gold	3,457	—
Total prepaid gold interests	49,539	40,248
Current portion	14,252	7,699
Non-current portion	$35,287	$32,549